DEBT - Schedule of Repayment of Long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
2018	$ 122,317
2019	135,183
2020	202,000
2021	716,000
2022 and thereafter	212,084
Total debt	1,387,584	$ 1,391,850
Less: deferred finance charges	(16,550)	(17,100)
Total debt, net deferred finance charges	$ 1,371,034	$ 1,374,710